MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - Real Estate - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financing Receivable, Past Due [Line Items]
Total	$ 14,153	$ 11,344
Total, net of allowance	14,021	11,231
Commercial mortgage loans
Financing Receivable, Past Due [Line Items]
Total	$ 11,486	$ 8,927
Percentage	100.00%	100.00%
Allowance for credit losses	$ (112)	$ (99)
Total, net of allowance	11,374	8,828
Commercial mortgage loans | Agricultural
Financing Receivable, Past Due [Line Items]
Total	$ 336	$ 349
Percentage	3.00%	4.00%
Commercial mortgage loans | Apartment
Financing Receivable, Past Due [Line Items]
Total	$ 3,463	$ 2,461
Percentage	30.00%	28.00%
Commercial mortgage loans | Hotel
Financing Receivable, Past Due [Line Items]
Total	$ 1,194	$ 989
Percentage	10.00%	11.00%
Commercial mortgage loans | Industrial
Financing Receivable, Past Due [Line Items]
Total	$ 1,858	$ 1,825
Percentage	16.00%	20.00%
Commercial mortgage loans | Office
Financing Receivable, Past Due [Line Items]
Total	$ 2,006	$ 1,350
Percentage	18.00%	15.00%
Commercial mortgage loans | Parking
Financing Receivable, Past Due [Line Items]
Total	$ 176	$ 207
Percentage	2.00%	2.00%
Commercial mortgage loans | Retail
Financing Receivable, Past Due [Line Items]
Total	$ 1,631	$ 1,397
Percentage	14.00%	16.00%
Commercial mortgage loans | Storage
Financing Receivable, Past Due [Line Items]
Total	$ 139	$ 114
Percentage	1.00%	1.00%
Commercial mortgage loans | Other
Financing Receivable, Past Due [Line Items]
Total	$ 683	$ 235
Percentage	6.00%	3.00%
Commercial mortgage loans | Pacific
Financing Receivable, Past Due [Line Items]
Total	$ 2,737	$ 2,291
Percentage	24.00%	25.00%
Commercial mortgage loans | Mountain
Financing Receivable, Past Due [Line Items]
Total	$ 1,603	$ 1,409
Percentage	14.00%	16.00%
Commercial mortgage loans | West North Central
Financing Receivable, Past Due [Line Items]
Total	$ 218	$ 255
Percentage	2.00%	3.00%
Commercial mortgage loans | West South Central
Financing Receivable, Past Due [Line Items]
Total	$ 1,273	$ 1,197
Percentage	11.00%	13.00%
Commercial mortgage loans | East North Central
Financing Receivable, Past Due [Line Items]
Total	$ 691	$ 825
Percentage	6.00%	9.00%
Commercial mortgage loans | East South Central
Financing Receivable, Past Due [Line Items]
Total	$ 203	$ 146
Percentage	2.00%	2.00%
Commercial mortgage loans | Middle Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 699	$ 718
Percentage	6.00%	8.00%
Commercial mortgage loans | South Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 1,671	$ 1,831
Percentage	15.00%	21.00%
Commercial mortgage loans | New England
Financing Receivable, Past Due [Line Items]
Total	$ 157	$ 158
Percentage	1.00%	2.00%
Commercial mortgage loans | U.K.
Financing Receivable, Past Due [Line Items]
Total	$ 2,188	$ 22
Percentage	19.00%	0.00%
Commercial mortgage loans | Other (multi-region and other international)
Financing Receivable, Past Due [Line Items]
Total	$ 46	$ 75
Percentage	0.00%	1.00%